Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash equivalents	$ 61,579	$ 113,726
Short-term Investments	3,529	50,106
Derivatives	82,383	46,605
Total Assets	147,491	210,437
Liabilities
Derivatives	1,292	24,294
Total Liabilities	1,292	24,294
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	61,579	113,726
Short-term Investments	0	45,000
Derivatives	0	0
Total Assets	61,579	158,726
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	3,529	5,106
Derivatives	82,383	46,605
Total Assets	85,912	51,711
Liabilities
Derivatives	1,292	24,294
Total Liabilities	1,292	24,294
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0